Subsidiary undertakings and related party transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Senior key management
Disclosure of subsidiaries [line items]
Basic salary and bonus	€ 9.2	€ 8.7	€ 7.3
Pension contributions	0.2	0.2	0.2
Non-executive directors fees	1.1	1.1	0.6
Total key management personnel compensation excluding share-based payments	10.5	10.0	8.1
Share-based compensation expense	4.2	6.5	3.7
Total key management personnel compensation	€ 14.7	€ 16.5	€ 11.8
Buzz (Ryanair Sun S.A.)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Malta Air Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Ryanair DAC [Member]
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Lauda Europe Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Ryanair U.K. Limited [Member]
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%